Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,035,467	$ 949,538
Central Laboratory
Segment Reporting Information [Line Items]
Assets	55,184	60,004
Clinical Research
Segment Reporting Information [Line Items]
Assets	$ 980,283	$ 889,534